Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Millions							1 Months Ended	12 Months Ended
	Nov. 21, 2016	Oct. 20, 2016	Aug. 15, 2016	May 25, 2016	Mar. 03, 2016	Nov. 20, 2015	Nov. 26, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Redemption of debt								¥ 345
Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings								89,170	¥ 83,687
Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings								18	20
Secured bank borrowings [member] | Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets								390	440
Carrying amount of assets used as security for bank borrowings								373	1,331
Secured bank borrowings [member] | Right-of-use assets and investment properties [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets								215	265
Secured bank borrowings [member] | Land use rights [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings								88	90
Secured bank borrowings [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings								18	20
Secured bank borrowings [member] | Other flight equipment [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets									99
Carrying amount of assets used as security for bank borrowings									¥ 206
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value				¥ 5,000	¥ 5,000	¥ 3,000	¥ 2,000
Borrowings interest rate				3.12%	2.97%	3.63%	3.92%
Borrowings maturity period				Five years	Three years	Five years	Three years
Redemption of debt								¥ 345
Medium- term notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value	¥ 1,800	¥ 1,600	¥ 1,300
Borrowings interest rate	3.38%	3.11%	2.97%
Borrowings maturity period	Three years	Five years	Three years